EXPLORATION AND EVALUATION ASSETS - Summary of Exploration and Evaluation Assets (Details) - Exploration and evaluation assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 29,246	$ 87,919
Additions	1,664	2,349
Dispositions	(7,843)	(31,176)
Transfer to oil and natural gas properties	(336)	(29,846)
Balance at end of period	$ 22,731	$ 29,246